Note 5 - Premises and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation, Total	$ 1,028,000	$ 932,000	$ 893,000